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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                      	Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer International Value Fund
          Schedule of Investments  2/28/06 (unaudited)

Shares                                                        Value
          PREFERRED STOCK - 1.4 %
          Utilities - 1.4 %
          Multi-Utilities - 1.4 %
29,500    RWE AG                                           $2,319,811
          Total Utilities                                  $2,319,811
          TOTAL PREFERRED STOCK                            $2,319,811
          (Cost   $1,853,128)

          COMMON STOCK - 96.4 %
          Energy - 9.6 %
          Integrated Oil & Gas - 6.8 %
85,644    BP Amoco Plc                                     $  945,213
12,600    Gazprom (A.D.R.) *                                1,075,001
19,900    Lukoil Holding (A.D.R.) (b)                       1,594,905
22,683    Petrobras Brasileiro (A.D.R.)                     1,813,960
59,956    Repsol SA                                         1,670,794
19,900    Statoil ASA                                         508,799
15,157    Total SA *                                        3,808,128
                                                           $11,416,800
          Oil & Gas Equipment & Services - 2.0 %
90,200    Saipem S.p.A.                                    $1,910,879
25,000    Technip                                           1,505,739
                                                           $3,416,618
          Oil & Gas Exploration & Production - 0.8 %
1,696,000 CNOOC, Ltd.                                      $1,409,175
          Total Energy                                     $16,242,593

          Materials - 8.0 %
          Construction Materials - 1.7 %
50,495    CRH Plc                                          $1,665,265
14,500    Holcim, Ltd.                                      1,142,201
                                                           $2,807,466
          Diversified Metals & Mining - 2.9 %
94,585    Broken Hill Proprietary Co., Ltd.                $1,707,658
39,621    Freeport-McMoRan Copper & Gold, Inc. (Class B)    2,006,011
26,361    Rio Tinto Plc                                     1,243,431
                                                           $4,957,100
          Fertilizers & Agricultural Chemicals - 0.7 %
8,400     Syngenta AG *                                    $1,190,888
          Specialty Chemicals - 0.7 %
21,100    Shin-Etsu Chemical Co., Ltd.                     $1,123,585
          Steel - 2.0 %
43,400    Companhia Vale do Rio Doce (A.D.R.)              $1,766,380
161,200   Hitachi Metals, Ltd.                              1,702,281
                                                           $3,468,661
          Total Materials                                  $13,547,700

          Capital Goods - 10.5 %
          Building Products - 1.5 %
14,270    Compagnie de Saint Gobain                        $  952,090
35,300    Wienerberger AG                                   1,641,563
                                                           $2,593,653
          Construction & Farm Machinery & Heavy Trucks - 2.9 %
66,485    Daewoo Heavy Industries & Machinery, Ltd.        $1,791,159
23,077    Hyundai Heavy Industries                          1,830,622
67,300    Komatsu, Ltd.                                     1,193,298
                                                           $4,815,079
          Heavy Electrical Equipment - 1.5 %
320,100   Mitsubishi Electric Corp.                        $2,544,680
          Industrial Conglomerates - 1.1 %
20,689    Siemens *                                        $1,898,580
          Industrial Machinery - 1.6 %
126,000   Nabtesco Corp.                                   $1,399,716
15,600    Fanuc, Ltd.                                       1,316,273
                                                           $2,715,989
          Trading Companies & Distributors - 1.9 %
124,332   Mitsui & Co., Ltd.                               $1,696,927
111,900   Sumitomo Corp.                                    1,512,467
                                                           $3,209,394
          Total Capital Goods                              $17,777,375

          Commercial Services & Supplies - 0.5 %
          Human Resource & Employment Services - 0.5 %
15,900    Adecco SA *                                      $  871,711
          Total Commercial Services & Supplies             $  871,711

          Transportation - 2.8 %
          Air Freight & Couriers - 0.6 %
28,426    TNT NV                                           $  925,160
          Airport Services - 0.9 %
106,748   BAA Plc *                                        $1,504,175
          Railroads - 1.3 %
315       East Japan Railway Co.                           $2,236,206
          Total Transportation                             $4,665,541

          Automobiles & Components - 5.1 %
          Auto Parts & Equipment - 0.9 %
41,100    Denso Corp.                                      $1,499,070
          Automobile Manufacturers - 2.1 %
16,000    Hyundai Motor Co., Ltd.                          $1,361,056
41,302    Toyota Motor Co.                                  2,212,630
                                                           $3,573,686
          Tires & Rubber - 2.1 %
10,000    Continental AG                                   $1,027,996
41,094    Compagnie Generale des Etablissements Michelin    2,507,014
                                                           $3,535,010
          Total Automobiles & Components                   $8,607,766

          Consumer Durables & Apparel - 4.8 %
          Apparel, Accessories & Luxury Goods - 0.9 %
6,680     Adidas-Salomon AG                                $1,305,956
19,418    Burberry Group Plc                                  156,518
                                                           $1,462,474
          Consumer Electronics - 2.2 %
55,300    Sony Corp.                                       $2,579,760
35,011    Philips Electronics NV                            1,138,863
                                                           $3,718,623
          Footwear - 1.0 %
4,900     Puma AG Rudolf Dassler Sport                     $1,762,296
          Homebuilding - 0.7 %
49,100    Persimmon Plc                                    $1,197,047
          Total Consumer Durables & Apparel                $8,140,440

          Consumer Services - 1.1 %
          Casinos & Gaming - 0.4 %
18,300    Opap SA *                                        $  695,219
          Hotels, Resorts & Cruise Lines - 0.7 %
23,600    Carnival Corp.                                   $1,218,940
          Total Consumer Services                          $1,914,159

          Media - 2.1 %
          Advertising - 0.8 %
113,900   WPP Group Plc                                    $1,321,829
          Broadcasting & Cable Television - 1.3 %
15,690    Grupo Televisa SA (A.D.R.)                       $1,231,037
1,400     Jupiter Telecommunications Co., Ltd. *              939,965
                                                           $2,171,002
          Total Media                                      $3,492,831

          Retailing - 1.5 %
          Apparel Retail - 0.6 %
250,500   Truworths International, Ltd.                    $1,055,838
          Department Stores - 0.9 %
99,000    Takashimaya Co., Ltd. (b)                        $1,424,701
          Total Retailing                                  $2,480,539

          Food & Drug Retailing - 3.4 %
          Food Retail - 0.7 %
192,263   Tesco Plc                                        $1,146,794
          Hypermarkets & Supercenters - 2.7 %
72,500    Aeon Co., Ltd.                                   $1,716,878
24,100    Brasil Distr Pao Acu (A.D.R.) (b)                 1,024,250
19,700    Carrefour Supermarch *                              978,061
1,900     Shinsegae Co., Ltd.                                 897,772
                                                           $4,616,961
          Total Food & Drug Retailing                      $5,763,755

          Food, Beverage & Tobacco - 1.7 %
          Packaged Foods & Meats - 1.7 %
5,904     Nestle SA                                        $1,735,546
81,700    Toyo Suisan Kaisha, Ltd.                          1,194,078
                                                           $2,929,624
          Total Food, Beverage & Tobacco                   $2,929,624

          Health Care Equipment & Services - 1.0 %
          Health Care Equipment - 0.7 %
11,400    Synthes, Inc.                                    $1,244,265
          Health Care Services - 0.3 %
4,000     Fresenius Medical Care AG *                      $  429,996
          Total Health Care Equipment & Services           $1,674,261

          Pharmaceuticals & Biotechnology - 6.6 %
          Pharmaceuticals - 6.6 %
34,559    Astellas Pharma, Inc.                            $1,333,028
35,188    Astrazeneca Plc                                   1,626,074
61,400    Daiichi Sankyo Co., Ltd. *                        1,261,761
16,836    Novartis * (b)                                      897,988
20,434    Roche Holdings AG * (b)                           3,019,107
8,400     Schering AG                                         603,534
32,682    Shire Pharmaceuticals Group Plc (A.D.R.)          1,555,010
19,500    UCB SA                                              923,972
                                                           $11,220,474
          Total Pharmaceuticals & Biotechnology            $11,220,474

          Banks - 15.1 %
          Diversified Banks - 15.1 %
70,928    Banco Bilbao Vizcaya Argentaria SA               $1,444,203
12,700    Banco Itau SA * (b)                                 415,036
222,049   Barclays Plc                                      2,601,620
27,045    BNP Paribas SA                                    2,503,425
24,400    Commonwealth Bank of Australia                      810,751
154,192   Development Bank of Singapore, Ltd.               1,551,607
75,400    Dnb Nor Asa *                                       915,473
15,673    Kookmin Bank (A.D.R.)                             1,187,230
183       Mitsubishi UFJ Financial Group, Inc.              2,806,009
84,047    Royal Bank of Scotland Group Plc                  2,820,798
19,848    Societe Generale                                  2,812,979
240       Sumitomo Mitsui Financial Group, Inc.             2,611,901
149,530   Turkiye Is Bankasi (Isbank)                       1,414,557
18,500    Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)1,627,075
                                                           $25,522,664
          Total Banks                                      $25,522,664

          Diversified Financials - 6.3 %
          Asset Management & Custody Banks - 1.3 %
17,700    Julius Baer Holding                              $1,521,084
15,500    Man Group Plc *                                     636,101
                                                           $2,157,185
          Diversified Capital Markets - 2.8 %
56,221    CS Group                                         $3,112,732
15,975    UBS AG                                            1,693,815
                                                           $4,806,547
          Investment Banking & Brokerage - 0.6 %
89,000    Daiwa Securities Group, Inc.                     $1,052,958
          Diversified Financial Services - 1.6 %
71,670    ING Groep N.V.                                   $2,694,026
          Total Diversified Financials                     $10,710,716

          Insurance - 4.6 %
          Life & Health Insurance - 0.7 %
27,355    China Life Insurance Co. (A.D.R.) * (b)          $1,244,105
          Multi-Line Insurance - 3.0 %
95,600    Aviva Plc                                        $1,321,975
51,765    AXA                                               1,830,946
7,945     Zurich Financial Services *                       1,876,895
                                                           $5,029,816
          Property & Casualty Insurance - 0.9 %
107,405   Mitsui Sumitomo Insurance Co.                    $1,414,782
          Total Insurance                                  $7,688,703

          Real Estate - 1.1 %
          Real Estate Management & Development - 1.1 %
87,701    Mitsui Fudosan Co.                               $1,831,358
          Total Real Estate                                $1,831,358

          Software & Services - 1.8 %
          Application Software - 0.3 %
2,600     SAP AG *                                         $  530,532
          IT Consulting & Other Services - 1.5 %
15,403    Atos Origin *                                    $1,073,954
12,500    Nomura Research Institute, Ltd.                   1,433,139
                                                           $2,507,093
          Total Software & Services                        $3,037,625

          Technology Hardware & Equipment - 3.2 %
          Communications Equipment - 1.2 %
577,800   Ericsson LM                                      $1,970,879
          Electronic Equipment & Instruments - 1.0 %
6,100     Keyence Corp.                                    $1,663,527
          Office Electronics - 1.0 %
27,500    Canon, Inc.                                      $1,727,474
          Total Technology Hardware & Equipment            $5,361,880

          Semiconductors - 0.9 %
          Semiconductors - 0.9 %
116,300   Hon Hai Precision Industry (G.D.R.)              $1,458,225
          Total Semiconductors                             $1,458,225

          Telecommunication Services - 2.4 %
          Integrated Telecommunication Services - 1.9 %
70,535    France Telecom SA                                $1,539,641
41,113    Telefonica SA                                       633,924
28,200    Telekom Austria AG                                  650,360
61,000    Telekomunikacja Polska SA                           425,712
                                                           $3,249,637
          Wireless Telecommunication Services - 0.5 %
21,806    Mobile Telesystems (A.D.R.)                      $  786,542
          Total Telecommunication Services                 $4,036,179

          Utilities - 2.3 %
          Electric Utilities - 1.1 %
16,349    E.On AG                                          $1,809,614
          Gas Utilities - 1.2 %
435,100   Tokyo Gas Co., Ltd.                              $1,976,261
          Total Utilities                                  $3,785,875
          TOTAL COMMON STOCK                               $162,761,994
          (Cost   $127,751,741)

          RIGHTS/WARRANTS - 0.0 %
          Materials - 0.0 %
          Fertilizers & Agricultural Chemicals - 0.0 %
8,400     Syngenta AG - Expires 5/23/06 *                  $   10,374
          Total Materials                                  $   10,374
          TOTAL RIGHTS/WARRANTS                            $   10,374
          (Cost   $7,027)
Principal
Amount
          TEMPORARY CASH INVESTMENTS - 5.1 %
          Repurchase Agreement - 1.7 %
$2,900,000 UBS Warburg, Inc., 4.45%, dated 2/28/06, repurchase price of $2,900,000 plus accrued interest on 3/1/06
          collateralized by $2,991,000 U.S. Treasury Bill, $2,900,000
Shares
          Security Lending Collateral - 3.4%
5,795,833 Securities Lending Investment Fund, 4.49%        $5,795,833

          TOTAL TEMPORARY CASH INVESTMENTS                 $8,695,833
          (Cost   $8,695,833)
          TOTAL INVESTMENT IN SECURITIES - 102.9%          $173,788,012
          (Cost   $138,307,729) (a)
          OTHER ASSETS AND LIABILITIES - (2.9)%            $(4,887,145)

          TOTAL NET ASSETS - 100.0%                        $168,900,867

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

*         Non-income producing security.

(a)       At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of  $138,447,249 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost  $  36,593,525

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value     (1,252,762)

          Net unrealized gain                              $  35,340,763

(b)       At February 28, 2006, the following securities were out on loan:

Shares                        Security                        Value
12,065    Banco Itau SA *                                  $       394,284
22,895    Brasil Distr Pao Acu (A.D.R.)                            973,038
18,600    China Life Insurance Co. (A.D.R.) *                      845,928
18,905    Lukoil Holding (A.D.R.)                               1,515,236
16,500    Novartis *                                               880,110
18,000    Roche Holdings AG *                                   2,659,500
96,000    Takashimaya Co., Ltd.                                 1,381,440
          Total                                            $    8,649,535




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.